Note the cash flow statement (Details) - EUR (€)	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Adjustment for non-cash transactions
Depreciation and amortization		€ 9,008,000	€ 5,653,000
Share-based compensation		39,641,000	16,751,000
Increase in retirement benefit obligations and provisions		174,000	168,000
Unrealized exchange results and non-cash other financial expenses		(4,015,000)	(1,424,000)
Discounting effect of deferred income		8,728,000
Fair value re-measurement of warrants	€ 589,000	21,118,000
Net change in fair value of current financial investments		12,484,000
Fair value adjustment financial assets held at fair value through profit or loss		354,000	2,130,000
Other non-cash costs		233,000
Total adjustment for non-cash transactions		87,724,000	23,278,000
Interest expense		2,602,000	452,000
Interest income		(5,121,000)	(3,445,000)
Tax expense		709,000	129,000
Total adjustment for items to disclose separately under operating cash flow		(1,810,000)	(2,864,000)
Gain (-)/loss on sale of fixed assets		83,000	(3,000)
Interest received related to current financial investments		2,447,000
Total adjustment for items to disclose separately under investing and financing cash flow		(2,363,000)	(3,000)
Decrease / increase (-) in inventories		(47,000)	3,000
Decrease / increase (-) in receivables		19,056,000	(32,895,000)
Increase in payables		36,290,000	16,974,000
Total change in working capital other than deferred income		€ 55,299,000	€ (15,918,000)
Weighted average exercise price of other equity instruments granted in share-based payment arrangement		€ 168.42
Other equity instruments granted in share-based payment arrangement, exercise term		8 years
Subscription Rights [Member]
Adjustment for non-cash transactions
Number of other equity instruments granted in share-based payment arrangement		2,173,335
Weighted average exercise price of other equity instruments granted in share-based payment arrangement		€ 168.42